FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Separate Account VA HH
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Separate Account VA HH
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Separate Account VA HH
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA HH (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
DWS Alternative Asset Allocation Class A Shares (1)	DWS Small Mid Cap Value Class A Shares (1)
DWS Capital Growth Class A Shares (1)	TA Aegon Bond Initial Class (1)
DWS CROCI U.S. Class A Shares (1)	TA Aegon Core Bond Initial Class (1)
DWS Global Small Cap Class A Shares (1)	TA BlackRock Real Estate Securities Initial Class (1)
DWS Government Money Market Class A Shares (1)	TA International Focus Initial Class (1)
DWS High Income Class A Shares (1)	TA WMC US Growth Initial Class (1)
DWS Small Mid Cap Growth Class A Shares (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Separate Account VA HH
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
DWS Alternative Asset Allocation Class A Shares	3,031.975	$39,700	$41,568	$-	$41,568	28,312	$1.411350	$12.726709
DWS Capital Growth Class A Shares	3,586.974	134,871	154,096	(6)	154,090	23,666	6.258386	32.550489
DWS CROCI U.S. Class A Shares	8,087.641	124,359	152,209	(3)	152,206	55,876	2.618626	18.887749
DWS Global Small Cap Class A Shares	8,392.900	81,320	97,106	1	97,107	43,661	2.137951	15.357617
DWS Government Money Market Class A Shares	-	-	-	-	-	-	1.043729	10.029833
DWS High Income Class A Shares	14,475.788	82,112	83,091	-	83,091	43,121	1.852324	13.145653
DWS Small Mid Cap Growth Class A Shares	1,946.371	26,079	27,619	-	27,619	10,325	2.571553	15.094055
DWS Small Mid Cap Value Class A Shares	1,958.434	24,757	27,594	(4)	27,590	10,461	2.535349	14.509940
TA Aegon Bond Initial Class	-	-	-	-	-	-	1.249287	10.152472
TA Aegon Core Bond Initial Class	65,537.083	758,079	718,286	5	718,291	552,222	1.250318	10.189345
TA BlackRock Real Estate Securities Initial Class	-	-	-	-	-	-	1.623858	11.909943
TA International Focus Initial Class	10,939.238	88,492	83,576	(1)	83,575	46,410	1.730853	14.273936
TA WMC US Growth Initial Class	-	-	-	-	-	-	2.532328	25.635727

See accompanying notes

Transamerica Life Insurance Company
Separate Account VA HH
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
DWS Alternative Asset Allocation Class A Shares	$41,568	$-	$41,568
DWS Capital Growth Class A Shares	154,090	-	154,090
DWS CROCI U.S. Class A Shares	152,206	-	152,206
DWS Global Small Cap Class A Shares	97,107	-	97,107
DWS Government Money Market Class A Shares	-	-	-
DWS High Income Class A Shares	83,091	-	83,091
DWS Small Mid Cap Growth Class A Shares	27,619	-	27,619
DWS Small Mid Cap Value Class A Shares	27,590	-	27,590
TA Aegon Bond Initial Class	-	-	-
TA Aegon Core Bond Initial Class	718,291	-	718,291
TA BlackRock Real Estate Securities Initial Class	-	-	-
TA International Focus Initial Class	83,575	-	83,575
TA WMC US Growth Initial Class	-	-	-

See accompanying notes

Transamerica Life Insurance Company
Separate Account VA HH
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	DWS Alternative Asset Allocation Class A Shares	DWS Capital Growth Class A Shares	DWS CROCI U.S. Class A Shares	DWS Global Small Cap Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 39,232	$ 144,874	$ 147,771	$ 95,947

Investment Income:
Reinvested Dividends	1,493	285	2,196	1,307
Investment Expense:
Mortality and Expense Risk and Administrative Charges	287	1,067	1,059	671
Net Investment Income (Loss)	1,206	(782)	1,137	636

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24	11,507	-	3,950
Realized Gain (Loss) on Investments	(362)	9,184	5,173	5,218
Net Realized Capital Gains (Losses) on Investments	(338)	20,691	5,173	9,168
Net Change in Unrealized Appreciation (Depreciation)	1,019	14,164	16,848	(4,560)
Net Gain (Loss) on Investment	681	34,855	22,021	4,608

Net Increase (Decrease) in Net Assets Resulting from Operations	1,887	34,073	23,158	5,244

Increase (Decrease) in Net Assets from Contract Transactions	(1,017)	(33,300)	(24,821)	(8,894)

Total Increase (Decrease) in Net Assets	870	773	(1,663)	(3,650)

Net Assets as of December 31, 2024:	$ 40,102	$ 145,647	$ 146,108	$ 92,297

Investment Income:
Reinvested Dividends	1,644	83	2,126	1,226
Investment Expense:
Mortality and Expense Risk and Administrative Charges	286	1,048	1,051	670
Net Investment Income (Loss)	1,358	(965)	1,075	556

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	19,450	13,782	6,048
Realized Gain (Loss) on Investments	462	10,208	24,050	2,614
Net Realized Capital Gains (Losses) on Investments	462	29,658	37,832	8,662
Net Change in Unrealized Appreciation (Depreciation)	1,758	(11,720)	(15,622)	7,522
Net Gain (Loss) on Investment	2,220	17,938	22,210	16,184

Net Increase (Decrease) in Net Assets Resulting from Operations	3,578	16,973	23,285	16,740

Increase (Decrease) in Net Assets from Contract Transactions	(2,112)	(8,530)	(17,187)	(11,930)

Total Increase (Decrease) in Net Assets	1,466	8,443	6,098	4,810

Net Assets as of December 31, 2025:	$ 41,568	$ 154,090	$ 152,206	$ 97,107

See accompanying notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA HH
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	DWS Government Money Market Class A Shares	DWS High Income Class A Shares	DWS Small Mid Cap Growth Class A Shares	DWS Small Mid Cap Value Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 78,912	$ 27,447	$ 27,308

Investment Income:
Reinvested Dividends	-	4,805	-	318
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	575	192	191
Net Investment Income (Loss)	-	4,230	(192)	127

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	245	1,309
Realized Gain (Loss) on Investments	-	(310)	1,500	2,690
Net Realized Capital Gains (Losses) on Investments	-	(310)	1,745	3,999
Net Change in Unrealized Appreciation (Depreciation)	-	943	(241)	(2,472)
Net Gain (Loss) on Investment	-	633	1,504	1,527

Net Increase (Decrease) in Net Assets Resulting from Operations	-	4,863	1,312	1,654

Increase (Decrease) in Net Assets from Contract Transactions	-	(3,359)	(2,434)	(2,603)

Total Increase (Decrease) in Net Assets	-	1,504	(1,122)	(949)

Net Assets as of December 31, 2024:	$ -	$ 80,416	$ 26,325	$ 26,359

Investment Income:
Reinvested Dividends	-	5,589	-	291
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	571	191	191
Net Investment Income (Loss)	-	5,018	(191)	100

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,085	3,287
Realized Gain (Loss) on Investments	-	579	(191)	983
Net Realized Capital Gains (Losses) on Investments	-	579	1,894	4,270
Net Change in Unrealized Appreciation (Depreciation)	-	723	297	(15)
Net Gain (Loss) on Investment	-	1,302	2,191	4,255

Net Increase (Decrease) in Net Assets Resulting from Operations	-	6,320	2,000	4,355

Increase (Decrease) in Net Assets from Contract Transactions	-	(3,645)	(706)	(3,124)

Total Increase (Decrease) in Net Assets	-	2,675	1,294	1,231

Net Assets as of December 31, 2025:	$ -	$ 83,091	$ 27,619	$ 27,590

See accompanying notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA HH
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon Bond Initial Class	TA Aegon Core Bond Initial Class	TA BlackRock Real Estate Securities Initial Class	TA International Focus Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 685,442	$ -	$ 80,221

Investment Income:
Reinvested Dividends	-	38,027	-	1,822
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	3,665	-	423
Net Investment Income (Loss)	-	34,362	-	1,399

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	2,509
Realized Gain (Loss) on Investments	-	(15,331)	-	1,170
Net Realized Capital Gains (Losses) on Investments	-	(15,331)	-	3,679
Net Change in Unrealized Appreciation (Depreciation)	-	(14,023)	-	(6,236)
Net Gain (Loss) on Investment	-	(29,354)	-	(2,557)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	5,008	-	(1,158)

Increase (Decrease) in Net Assets from Contract Transactions	-	5,423	-	443

Total Increase (Decrease) in Net Assets	-	10,431	-	(715)

Net Assets as of December 31, 2024:	$ -	$ 695,873	$ -	$ 79,506

Investment Income:
Reinvested Dividends	-	18,382	-	1,338
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	3,639	-	420
Net Investment Income (Loss)	-	14,743	-	918

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	7,918
Realized Gain (Loss) on Investments	-	(68,984)	-	2,068
Net Realized Capital Gains (Losses) on Investments	-	(68,984)	-	9,986
Net Change in Unrealized Appreciation (Depreciation)	-	97,729	-	(6,282)
Net Gain (Loss) on Investment	-	28,745	-	3,704

Net Increase (Decrease) in Net Assets Resulting from Operations	-	43,488	-	4,622

Increase (Decrease) in Net Assets from Contract Transactions	-	(21,070)	-	(553)

Total Increase (Decrease) in Net Assets	-	22,418	-	4,069

Net Assets as of December 31, 2025:	$ -	$ 718,291	$ -	$ 83,575

See accompanying notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA HH
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

TA WMC US Growth Initial Class
Subaccount

Net Assets as of December 31, 2023:	$ -

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-
Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-
Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-
Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2024:	$ -

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-
Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-
Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-
Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2025:	$ -

See accompanying notes
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA HH
Notes to Financial Statements
December 31, 2025

1. Organization

Separate Account VA HH (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of DWS Personal Pension Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
DWS Variable Series	DWS Variable Series
DWS Alternative Asset Allocation Class A Shares	DWS Alternative Asset Allocation VIP Class A Shares
DWS Capital Growth Class A Shares	DWS Capital Growth VIP Class A Shares
DWS CROCI U.S. Class A Shares	DWS CROCI U.S. VIP Class A Shares
DWS Global Small Cap Class A Shares	DWS Global Small Cap VIP Class A Shares
DWS Government Money Market Class A Shares	DWS Government Money Market VIP Class A Shares
DWS High Income Class A Shares	DWS High Income VIP Class A Shares
DWS Small Mid Cap Growth Class A Shares	DWS Small Mid Cap Growth VIP Class A Shares
DWS Small Mid Cap Value Class A Shares	DWS Small Mid Cap Value VIP Class A Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Core Bond Initial Class	Transamerica JPMorgan Core Bond VP Initial Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Transamerica Life Insurance Company
Separate Account VA HH
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Separate Account VA HH
Notes to Financial Statements
December 31, 2025

 3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
DWS Alternative Asset Allocation Class A Shares	$24,700	$25,454
DWS Capital Growth Class A Shares	116,806	106,851
DWS CROCI U.S. Class A Shares	105,196	107,526
DWS Global Small Cap Class A Shares	63,315	68,642
DWS Government Money Market Class A Shares	-	1
DWS High Income Class A Shares	50,856	49,483
DWS Small Mid Cap Growth Class A Shares	19,892	18,701
DWS Small Mid Cap Value Class A Shares	20,040	19,776
TA Aegon Bond Initial Class	-	-
TA Aegon Core Bond Initial Class	433,519	439,841
TA BlackRock Real Estate Securities Initial Class	-	-
TA International Focus Initial Class	63,848	55,565
TA WMC US Growth Initial Class	-	-

Transamerica Life Insurance Company
Separate Account VA HH
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:
	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
DWS Alternative Asset Allocation Class A Shares	16,932	(18,599)	(1,667)	1,913	(2,703)	(790)
DWS Capital Growth Class A Shares	17,690	(19,033)	(1,343)	1,881	(8,153)	(6,272)
DWS CROCI U.S. Class A Shares	39,650	(46,214)	(6,564)	2,511	(13,938)	(11,427)
DWS Global Small Cap Class A Shares	31,785	(37,808)	(6,023)	8,599	(13,174)	(4,575)
DWS Government Money Market Class A Shares	-	-	-	-	-	-
DWS High Income Class A Shares	25,407	(27,443)	(2,036)	2,473	(4,470)	(1,997)
DWS Small Mid Cap Growth Class A Shares	7,641	(7,885)	(244)	1,509	(2,450)	(941)
DWS Small Mid Cap Value Class A Shares	7,786	(9,062)	(1,276)	2,009	(3,100)	(1,091)
TA Aegon Bond Initial Class	-	-	-	-	-	-
TA Aegon Core Bond Initial Class	336,177	(353,540)	(17,363)	49,729	(46,162)	3,567
TA BlackRock Real Estate Securities Initial Class	-	-	-	-	-	-
TA International Focus Initial Class	31,448	(31,826)	(378)	5,667	(5,356)	311
TA WMC US Growth Initial Class	-	-	-	-	-	-

Transamerica Life Insurance Company
Separate Account VA HH
Notes to Financial Statements

4. Change in Unit Dollars (continued)
	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
DWS Alternative Asset Allocation Class A Shares	$23,065	$(25,177)	$(2,112)	$2,486	$(3,503)	$(1,017)
DWS Capital Growth Class A Shares	97,301	(105,831)	(8,530)	9,645	(42,945)	(33,300)
DWS CROCI U.S. Class A Shares	89,304	(106,491)	(17,187)	5,534	(30,355)	(24,821)
DWS Global Small Cap Class A Shares	56,057	(67,987)	(11,930)	15,235	(24,129)	(8,894)
DWS Government Money Market Class A Shares	-	-	-	-	-	-
DWS High Income Class A Shares	45,287	(48,932)	(3,645)	4,227	(7,586)	(3,359)
DWS Small Mid Cap Growth Class A Shares	17,811	(18,517)	(706)	3,686	(6,120)	(2,434)
DWS Small Mid Cap Value Class A Shares	16,467	(19,591)	(3,124)	4,333	(6,936)	(2,603)
TA Aegon Bond Initial Class	-	-	-	-	-	-
TA Aegon Core Bond Initial Class	415,279	(436,349)	(21,070)	60,190	(54,767)	5,423
TA BlackRock Real Estate Securities Initial Class	-	-	-	-	-	-
TA International Focus Initial Class	54,608	(55,161)	(553)	10,076	(9,633)	443
TA WMC US Growth Initial Class	-	-	-	-	-	-

Transamerica Life Insurance Company
Separate Account VA HH
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

DWS Alternative Asset Allocation Class A Shares
12/31/2025	28,312	$1.48	to	$12.73	$ 41,568	4.11%	0.64%	to	2.04%	9.79%	to	8.29%
12/31/2024	29,979	1.35	to	11.75	40,102	3.74	0.64	to	2.04	4.96	to	3.51
12/31/2023	30,769	1.29	to	11.35	39,232	6.92	0.64	to	2.04	5.51	to	4.07
12/31/2022	31,086	1.22	to	10.91	37,579	7.38	0.64	to	2.04	(8.01)	to	(9.27)
12/31/2021	34,579	1.33	to	12.02	45,480	2.05	0.64	to	2.04	12.03	to	10.49
DWS Capital Growth Class A Shares
12/31/2025	23,666	6.58	to	32.55	154,090	0.06	0.64	to	2.04	11.81	to	10.28
12/31/2024	25,009	5.89	to	29.52	145,647	0.19	0.64	to	2.04	25.81	to	24.07
12/31/2023	31,281	4.68	to	23.79	144,874	0.08	0.64	to	2.04	37.70	to	35.82
12/31/2022	39,901	3.40	to	17.52	134,298	0.09	0.64	to	2.04	(31.18)	to	(32.12)
12/31/2021	34,195	4.94	to	25.81	167,349	0.22	0.64	to	2.04	22.00	to	20.32
DWS CROCI U.S. Class A Shares
12/31/2025	55,876	2.75	to	18.89	152,206	1.44	0.64	to	2.04	16.44	to	14.85
12/31/2024	62,440	2.36	to	16.45	146,108	1.50	0.64	to	2.04	17.01	to	15.40
12/31/2023	73,867	2.02	to	14.25	147,771	1.77	0.64	to	2.04	20.00	to	18.36
12/31/2022	81,044	1.68	to	12.04	135,219	1.77	0.64	to	2.04	(15.93)	to	(17.09)
12/31/2021	84,111	2.00	to	14.52	167,045	1.89	0.64	to	2.04	25.88	to	24.16
DWS Global Small Cap Class A Shares
12/31/2025	43,661	2.25	to	15.36	97,107	1.31	0.64	to	2.04	19.75	to	18.10
12/31/2024	49,684	1.88	to	13.00	92,297	1.40	0.64	to	2.04	5.09	to	3.64
12/31/2023	54,259	1.79	to	12.55	95,947	0.93	0.64	to	2.04	23.77	to	22.08
12/31/2022	60,174	1.44	to	10.28	86,044	0.53	0.64	to	2.04	(24.54)	to	(25.57)
12/31/2021	56,380	1.91	to	13.81	106,911	0.35	0.64	to	2.04	14.21	to	12.64
DWS Government Money Market Class A Shares
12/31/2025	-	1.10	to	10.03	-	-	0.64	to	2.04	3.29	to	1.88
12/31/2024	-	1.06	to	9.85	-	-	0.64	to	2.04	4.25	to	2.81
12/31/2023	-	1.02	to	9.58	-	-	0.64	to	2.04	4.08	to	2.66
12/31/2022	-	0.98	to	9.33	-	-	0.64	to	2.04	0.66	to	(0.71)
12/31/2021	-	0.97	to	9.39	-	-	0.64	to	2.04	(0.63)	to	(1.99)
DWS High Income Class A Shares
12/31/2025	43,121	1.95	to	13.15	83,091	6.98	0.64	to	2.04	8.25	to	6.76
12/31/2024	45,157	1.80	to	12.31	80,416	6.02	0.64	to	2.04	6.45	to	4.99
12/31/2023	47,154	1.69	to	11.73	78,912	5.47	0.64	to	2.04	10.63	to	9.12
12/31/2022	49,671	1.53	to	10.75	75,162	5.35	0.64	to	2.04	(9.46)	to	(10.70)
12/31/2021	54,022	1.69	to	12.04	90,369	4.56	0.64	to	2.04	3.34	to	1.92
DWS Small Mid Cap Growth Class A Shares
12/31/2025	10,325	2.70	to	15.09	27,619	-	0.64	to	2.04	7.43	to	5.95
12/31/2024	10,569	2.52	to	14.25	26,325	-	0.64	to	2.04	4.48	to	3.04
12/31/2023	11,510	2.41	to	13.83	27,447	0.03	0.64	to	2.04	18.08	to	16.46
12/31/2022	12,264	2.04	to	11.87	24,789	-	0.64	to	2.04	(28.48)	to	(29.46)
12/31/2021	10,822	2.85	to	16.83	30,609	0.04	0.64	to	2.04	13.12	to	11.56
DWS Small Mid Cap Value Class A Shares
12/31/2025	10,461	2.67	to	14.51	27,590	1.09	0.64	to	2.04	17.46	to	15.85
12/31/2024	11,737	2.27	to	12.52	26,359	1.20	0.64	to	2.04	5.53	to	4.07
12/31/2023	12,828	2.15	to	12.03	27,308	1.21	0.64	to	2.04	14.22	to	12.66
12/31/2022	13,265	1.88	to	10.68	24,744	0.83	0.64	to	2.04	(16.34)	to	(17.48)
12/31/2021	13,718	2.25	to	12.95	30,611	1.23	0.64	to	2.04	29.67	to	27.89

Transamerica Life Insurance Company
Separate Account VA HH
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Aegon Bond Initial Class
12/31/2025	-	$1.31	to	$10.15	$ -	-%	0.45%	to	1.85%	6.65%	to	5.18%
12/31/2024	-	1.23	to	9.65	-	-	0.45	to	1.85	1.68	to	0.27
12/31/2023	-	1.21	to	9.63	-	-	0.45	to	1.85	5.97	to	4.52
12/31/2022	-	1.14	to	9.21	-	-	0.45	to	1.85	(15.22)	to	(16.38)
12/31/2021	-	1.35	to	11.01	-	-	0.45	to	1.85	(1.32)	to	(2.67)
TA Aegon Core Bond Initial Class
12/31/2025	552,222	1.31	to	10.19	718,291	2.65	0.45	to	1.85	6.51	to	5.04
12/31/2024	569,585	1.23	to	9.70	695,873	5.50	0.45	to	1.85	0.93	to	(0.47)
12/31/2023	566,018	1.22	to	9.75	685,442	2.78	0.45	to	1.85	5.56	to	4.12
12/31/2022	567,467	1.16	to	9.36	651,175	2.92	0.45	to	1.85	(13.16)	to	(14.35)
12/31/2021	589,715	1.33	to	10.93	779,929	2.82	0.45	to	1.85	(1.47)	to	(2.83)
TA BlackRock Real Estate Securities Initial Class
12/31/2025	-	1.71	to	11.91	-	-	0.45	to	1.85	9.02	to	7.53
12/31/2024	-	1.57	to	11.08	-	-	0.45	to	1.85	0.80	to	(0.60)
12/31/2023	-	1.55	to	11.14	-	-	0.45	to	1.85	12.82	to	11.27
12/31/2022	-	1.38	to	10.01	-	-	0.45	to	1.85	(28.51)	to	(29.49)
12/31/2021	-	1.93	to	14.20	-	-	0.45	to	1.85	25.66	to	23.93
TA International Focus Initial Class
12/31/2025	46,410	1.82	to	14.27	83,575	1.67	0.45	to	1.85	6.00	to	4.54
12/31/2024	46,788	1.72	to	13.65	79,506	2.28	0.45	to	1.85	(1.50)	to	(2.86)
12/31/2023	46,477	1.74	to	14.06	80,221	1.97	0.45	to	1.85	12.03	to	10.50
12/31/2022	48,520	1.56	to	12.72	74,787	3.13	0.45	to	1.85	(20.40)	to	(21.49)
12/31/2021	47,277	1.96	to	16.20	91,629	1.24	0.45	to	1.85	10.32	to	8.81
TA WMC US Growth Initial Class
12/31/2025	-	2.59	to	23.76	-	-	0.45	to	1.85	17.23	to	15.62
12/31/2024	-	2.21	to	20.55	-	-	0.45	to	1.85	28.41	to	26.64
12/31/2023	-	1.72	to	16.22	-	-	0.45	to	1.85	41.45	to	39.51
12/31/2022	-	1.22	to	11.63	-	-	0.45	to	1.85	(31.65)	to	(32.59)
12/31/2021	-	1.78	to	17.25	-	-	0.45	to	1.85	20.13	to	18.47
(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

Transamerica Life Insurance Company
Separate Account VA HH
Notes to Financial Statements
December 31, 2025

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Separate Account VA HH
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts' unit values. An annual charge ranging from 0.30% to 1.70% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following funds are assessed a daily charge for fund facilitation fees:

Subaccount	Facilitation Fee Assessed
DWS Alternative Asset Allocation Class A Shares	0.19%
DWS Capital Growth Class A Shares	0.19%
DWS CROCI U.S. Class A Shares	0.19%
DWS Global Small Cap Class A Shares	0.19%
DWS Government Money Market Class A Shares	0.19%
DWS High Income Class A Shares	0.19%
DWS Small Mid Cap Growth Class A Shares	0.19%
DWS Small Mid Cap Value Class A Shares	0.19%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
Separate Account VA HH
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Separate Account VA HH
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.